Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 56,155	$ 64,121
Average outstanding balance during the year	$ 47,155	$ 56,807
Weighted average interest rate for the year	2.70%	2.90%
Effective interest rate at year-end	3.00%	2.60%